Consolidated Statement of Comprehensive Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
REVENUES:
Revenues	$ 3,602	$ 20,074	$ 31,428
EXPENSES:
Voyage expenses (Note 16)	113	663	1,023
Vessel operating expenses (Note 16)	1,143	745	814
Vessel depreciation (Note 5)	757	6,429	11,458
Management fees-related parties (Note 6)	703	1,351	2,345
General and administrative expenses	2,335	3,258	7,078
Gain on disposal of subsidiaries (Note 20)		(1,591)
Other operating income (Note 22)	(861)
Gain on sale of vessels (Note 5)		(14)
Impairment on vessels (Note 5)			61,484
Operating (loss)/income	(588)	9,233	(52,774)
OTHER INCOME/(EXPENSES):
Interest and finance costs (Note 17)	(450)	(7,443)	(9,345)
(Loss)/gain on derivative financial instruments (Note 19)	3,866	(171)	(447)
Interest income	74	131	175
Other, net	(6)	(342)	(1,593)
Total other (expenses)/income, net	3,484	(7,825)	(11,210)
Net (loss)/income and comprehensive (loss)/income	$ 2,896	$ 1,408	$ (63,984)
(Loss)/earnings per common share, basic (Note 15) (in Dollars per share)	$ 0.22	$ 0.58	$ (26.36)
(Loss)/earnings per common share, diluted (Note 15) (in Dollars per share)	$ 0.18	$ 0.58	$ (26.36)